Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Cash flows from operating activities
Profit before tax	RM 11,990,753	$ 2,956,301	RM 6,345,785	RM 5,110,267
Adjustments for:
Finance costs	1,092,275	269,297	1,668,770	503,211
Commission fee for redeemable convertible preference shares				137,912
Loss on redeemable convertible preference shares redemption				704,900
Gain on redeemable convertible preference shares modification	(37,092)	(9,145)
Contribution by a shareholder				120,000
Other expenses			857
Depreciation charge of property, plant and equipment	136,963	33,768	89,117	47,055
Depreciation of right-of-use assets	509,448	125,604	480,114	236,272
Amortization of intangible assets	471,048	116,136	243,183	16,106
Credit loss on trade receivables	286,974	70,753	661,263	66,915
Changes in assets and liabilities
Increase in trade receivables	(32,262,385)	(7,954,237)	(21,819,002)	(13,855,955)
(Increase)/decrease in prepayments, deposits and other receivables	1,718,490	423,691	298,864	(509,268)
Increase in amounts due from related companies	(738,690)	(182,123)	(40,619)	(800)
Decrease in development costs				2,151,248
Increase in other payables	3,825,975	943,288	863,278	105,021
(Decrease)/increase in amounts due to related companies	588,883	145,188	678,900	(21,721)
Increase in trade payables	6,204,025	1,529,592	11,791,451	1,779,550
Income tax paid	(71,217)	(17,558)	(320,690)
Net cash (used in)/generated from operating activities	(6,284,550)	(1,549,445)	941,271	(3,409,287)
Cash flows from investing activities
Payments for purchases of property, plant and equipment	(1,043,134)	(257,183)	(97,550)	(217,284)
Payments for purchases of intangible assets-related parties	(4,049,321)	(998,353)	(6,387,602)	(684,684)
Payments for purchases of intangible assets-third parties	(485,482)	(119,695)	(335,476)	(1,021,986)
Advance to related parties				(704,196)
Net cash used in investing activities	(5,577,937)	(1,375,231)	(6,820,628)	(2,628,150)
Cash flows from financing activities
Payment of IPO related costs			(621,400)	(1,147,842)
Proceeds from capital injection from shareholders				820,000
Advances received from/(repayment to) a related party	3,443,291	848,938	(37,431)	1,042,409
Proceeds from/(repayment of) shareholder’s loan	(2,000,000)	(493,097)	(70,925)	1,363,000
Proceeds from bank borrowings	808,000	199,211		69,000
Payment of principal element of bank borrowings	(19,214)	(4,737)	(14,914)	(1,914)
Payment of interest element of bank borrowings	(9,424)	(2,323)	(4,056)	(796)
Proceeds from the issue of ordinary shares	12,478,247	3,076,491	39,450
Proceeds from the issue of redeemable convertible preference shares			7,989,890	3,609,483
Payment of redeemable convertible preference shares commission fee				(137,912)
Interest paid for redeemable convertible preference shares	(978,267)	(241,190)	(355,394)	(175,000)
Advances received for redeemable convertible preference shares				918,274
Redemption for redeemable convertible preference shares	(405,700)	(100,025)
Payment of capital element of lease liabilities	(397,706)	(98,054)	(339,747)	(161,857)
Payment of interest element of lease liabilities	(231,431)	(57,059)	(253,389)	(124,157)
Net cash generated from financing activities	12,687,796	3,128,155	6,332,084	6,072,688
Effect of foreign currency exchange rate	262,282	64,665	(171,388)
Net increase in cash	1,087,591	268,144	281,339	35,251
Cash – beginning of the year	390,500	96,277	109,161	73,910
Cash – end of the year	RM 1,478,091	$ 364,421	RM 390,500	RM 109,161